DUE TO BANKS AND CORRESPONDENTS (Tables)	12 Months Ended
Dec. 31, 2024
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Deposits from Banks
a)	This item consists of the following:

	2024	2023
	S/(000)	S/(000)

International funds and others (b)	5,821,219	7,362,734
COFIDE and FONCODES credit line (c)	4,550,610	4,389,433
Inter-bank funds	350,000	324,400
	10,721,829	12,076,567
Interest payable	32,556	202,114
Total	10,754,385	12,278,681

International Funds and Others Entities
b)	This item consists of the following:

	2024	2023
	S/(000)	S/(000)

Sumitomo Mitsui Banking Corporation	752,800	426,535
Caixabank	590,948	370,900
International Finance Corporation (IFC) (i)	570,540	567,240
Bank of America N.A.	564,600	1,019,975
Standard Chartered Bank Hong Kong LTD	564,600	483,654
State Bank of India	564,600	–
Banco de la Nación	400,000	355,000
Citibank N.A.	376,401	185,450
Commerzbank AG	376,400	370,900
Bank of New York Mellon	188,200	593,440
Corporación Financiera de Desarrollo (COFIDE)	115,760	409,890
Banco BBVA Perú	110,000	60,000
Bancoldex	108,035	45,292
Banco Bice	104,425	–
ICBC Perú Bank S.A.	60,000	50,000
Banco Nacional de Bolivia S.A.	54,986	50,994
Banco Bisa S.A.	52,133	51,364
Banco Internacional	49,947	–
Banco Security	47,710	–
JP Morgan Chase & Co.	45,365	–
Banco de Occidente	34,162	47,463
Bancolombia S.A.	25,013	58,171
Club Deal Loan (ii)	–	923,965
Wells Fargo Bank N.A.	–	898,275
Zürcher Kantonalbank	–	185,450
Bradesco Bac Florida Bank	–	92,725
Banco Internacional del Perú S.A.A. (Interbank)	–	50,933
Others	64,594	65,118
Total	5,821,219	7,362,734

As of December 31, 2024, the loans have maturities between January 2025 and April 2035 (between January 2024 and April 2035 as of December 31, 2023) and bear interest at rates in soles that fluctuate between 5.03 percent and 7.86 percent (rates in soles between 2.23 percent and 9.33 percent as of December 31, 2023), and bear the following rates in foreign currency:
	2024		2023
	Min	Max	Min	Max
	%	%	%	%
U.S. Dollar	4.80	6.14	5.78	7.09
Boliviano	4.90	6.90	4.90	6.90
Chilean Peso	0.62	0.76	0.88	0.89
Colombian Peso	0.45	13.95	0.45	17.64

(i)
As of December 31, 2024, the Group maintain cross currency swaps (CCS) that were designated as cash flow hedges of certain repo operations in U.S dollars for a nominal amount of US$60.0 million, equivalent to S/225.8 million (US$60.0 million, equivalent to S/222.5 million as of December 31, 2023), see Note 12(c).

(ii)
In December 2024, a 25-month Club Deal Loan format loan for US$250.0 million, equivalent to S/941.0 million, agreed in November 2022 with five foreign banks was canceled: Wells Fargo Bank NY (Administrative Agent), Standard Chartered Bank, JP Morgan Chase Bank N.A., HSBC Bank and Bank of America (as of December 31, 2023, the balance was US$250.0 million equivalent to S/924.0 million).

In April 2023, JP Morgan Chase Bank carried out a partial transfer of its collection rights in favor of ICBC Perú Bank S.A. for US$20.0 million or S/74.2 million.

The loan accrued interest at a 3-month SOFR variable rate plus a spread of 1.5 percent. Likewise, the expenses related to said transaction were deferred and accrued proportionally during the term of the loan.

Balances of Due to Banks and Correspondents by Maturity
d)	The following table presents the maturities of due to banks and correspondents as of December 31, 2024 and 2023 based on the period remaining to maturity:

	2024	2023
	S/(000)	S/(000)

Up to 3 months	2,137,820	3,513,860
From 3 months to 1 year	3,320,059	3,514,114
From 1 to 3 years	1,662,047	1,568,163
From 3 to 5 years	824,015	795,765
More than 5 years	2,777,888	2,684,665
Total	10,721,829	12,076,567